Coldstream Financing - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended				0 Months Ended	1 Months Ended
	Apr. 19, 2013	Apr. 23, 2013	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Jul. 03, 2013 Coldstream Financing	Aug. 30, 2013 Coldstream Financing	Apr. 23, 2013 Coldstream Financing
Coldstream Financing [Line Items]
Proceeds from issuance of private placement	$ 2,000,000					$ 250,000	$ 500,000
Unit issued price per share	$ 0.50
Class of warrant or right, exercise price of warrants or rights	0.75
Common stock, shares issued			60,145,237	60,145,237	5,645,212	500,000	1,000,000	2,500,000
Warrants issued to purchase of common stock						500,000	1,000,000	2,500,000
Proceeds from investors in contemplation of merger		$ 1,250,000